                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if an Amendment [ ];  Amendment Number: _________
            This Amendment (check only one): [ ] is a restatement.
                                             [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:     Avenue Capital Management II, L.P.
Address:  535 Madison Avenue, 15th Floor
          New York, New York  10022

Form 13F File Number:  028-11224

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:      Marc Lasry
Title:     Managing Member of General Partner
Phone:     (212)850-7511

Signature, Place, and Date of Signing:

/s/ Marc Lasry              New York, New York          May 15, 2007
-----------------------------------------------------------------------
  [Signature]                 [City, State]              [Date]

REPORT TYPE (Check only one.):

[ ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

Form 13F File No.:  028-10797
Name:  Marc Lasry